Derivatives (Tables)	12 Months Ended
Dec. 31, 2016
Derivatives [Abstract]
Derivatives Associated With Fixed Income Trading Activities
The following tables summarize FHN’s derivatives associated with fixed income trading activities as of December 31, 2016 and 2015:

	December 31, 2016
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts	$1,697,992	$39,495	$14,996
Offsetting Upstream Interest Rate Contracts	1,697,992	14,996	39,495
Option Contracts Purchased	17,500	63	-
Option Contracts Written	5,000	-	8
Forwards and Futures Purchased	2,916,750	6,257	26,659
Forwards and Futures Sold	3,085,396	27,330	6,615

	December 31, 2015
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts	$1,714,443	$64,640	$1,943
Offsetting Upstream Interest Rate Contracts	1,714,443	1,943	64,640
Option Contracts Purchased	5,000	27	-
Forwards and Futures Purchased	1,957,524	2,212	1,634
Forwards and Futures Sold	2,168,609	2,149	1,893

Derivatives Associated With Interest Rate Risk Management Activities
The following tables summarize FHN’s derivatives associated with interest rate risk management activities as of and for the years ended December 31, 2016 and 2015:
	December 31, 2016
(Dollars in thousands)	Notional	Assets	Liabilities		Gains/(Losses)
Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$1,357,920	$17,566	$14,277		$(22,969)
Offsetting Upstream Interest Rate Contracts (a)	1,357,920	14,277	18,066		22,969
Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$900,000	$1,628	$7,276		$(3,552)
Hedged Items:
Term Borrowings (b)	N/A	N/A	$900,000	(c)	$3,429	(d)

	December 31,2015
(Dollars in thousands)	Notional	Assets	Liabilities		Gains/(Losses)
Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$799,978	$26,492	$234		$604
Offsetting Upstream Interest Rate Contracts (a)	799,978	234	26,992		(604)
Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,150,000	$6,519	$5,705		$(23,194)
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,150,000	(c)	$23,414	(d)

  Gains/losses included in the All other expense section of the Consolidated Statements of Income.
  Gains/losses included in the All other income and commissions section of the Consolidated Statements of Income.
  Represents par value of term borrowings being hedged.
  Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Derivative Associated With Cash Flow Hedges
The following table summarizes FHN’s derivative activities associated with cash flow hedges as of and for the year ended December 31, 2016:

	December 31, 2016
(Dollars in thousands)	Notional	Assets	Liabilities	Gains/(Losses)
Cash Flow Hedges
Hedging Instruments:
Interest Rate Swaps (a)	$250,000	N/A	$2,045	$(2,045)	(b)
Hedged Items:
Variability in Cash Flows Related to Debt Instruments (Primarily Loans)	N/A	$250,000	N/A	N/A

(a) Amount represents the pre-tax gains/(losses) included within AOCI.

(b) Includes approximately $.5 million of losses expected to be reclassified into earnings in the next twelve months.

Schedule Of Derivative Activities Associated With Trust Preferred Loans
The following tables summarize FHN’s derivative activities associated with held-to-maturity trust preferred loans as of and for the years ended December 31, 2016 and 2015:
	December 31,2016
(Dollars in thousands)	Notional	Assets		Liabilities	Gains/(Losses)
Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$6,500	N/A		$208	$280
Hedged Items:
Trust Preferred Loans (a)	N/A	$6,500	(b)	N/A	$(276)	(c)

	December 31,2015
(Dollars in thousands)	Notional	Assets		Liabilities	Gains/(Losses)
Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$6,500	N/A		$488	$256
Hedged Items:
Trust Preferred Loans (a)	N/A	$6,500	(b)	N/A	$(253)	(c)

  Assets included in the Loans, net of unearned income section of the Consolidated Statements of Condition.
  Represents principal balance being hedged.
  Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Derivative Assets And Collateral Received

The following table provides details of derivative assets and collateral received as presented on the Consolidated Statements of Condition as of December 31:

				Gross amounts not offset in the
				Statements of Condition
		Gross amounts	Net amounts of	Derivative
	Gross amounts	offset in the	assets presented	liabilities
	of recognized	Statements of	in the Statements	available for	Collateral
(Dollars in thousands)	assets	Condition	of Condition (a)	offset	Received	Net amount
Derivative assets:
2016 (b)	$87,962	$-	$87,962	$(25,953)	$(52,888)	$9,121
2015 (b)	99,828	-	99,828	(9,972)	(89,856)	-

  Included in Derivative assets on the Consolidated Statements of Condition. As of December 31, 2016 and 2015, $33.7 million and $4.5 million, respectively, of derivative assets (primarily fixed income forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.
  2016 and 2015 are comprised entirely of interest rate derivative contracts.

Derivative Liabilities and Collateral Pledged

The following table provides details of derivative liabilities and collateral pledged as presented on the Consolidated Statements of Condition as of December 31:

				Gross amounts not offset in the
				Statements of Condition
		Gross amounts	Net amounts of
	Gross amounts	offset in the	liabilities presented	Derivative
	of recognized	Statements of	in the Statements	assets available	Collateral
(Dollars in thousands)	liabilities	Condition	of Condition (a)	for offset	pledged	Net amount
Derivative liabilities:
2016 (b)	$96,363	$-	$96,363	$(25,953)	$(60,746)	$9,664
2015 (b)	100,002	-	100,002	(9,972)	(62,172)	27,858

  Included in Derivative liabilities on the Consolidated Statements of Condition. As of December 31, 2016 and 2015, $39.5 million and $8.3 million, respectively, of derivative liabilities (primarily fixed income forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.
  2016 and 2015 are comprised entirely of interest rate derivative contracts.